Appendix I: Scope of Consolidation - Main Consolidated Companies of the Telefonica Group (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions, in Millions		1 Months Ended	12 Months Ended
	Feb. 28, 2017	Mar. 31, 2017	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 COP ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 VEF ( )	Jan. 01, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Jan. 01, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of subsidiaries [line items]
Capital				€ 25,450					€ 26,996	€ 26,980	€ 29,229	€ 26,618	€ 28,385
Telefónica de España, S.A.U. Telecommunications service provider
Disclosure of subsidiaries [line items]
Capital				1,024
%Telefónica Group			100.00%
Telefónica Móviles España, S.A.U. Wireless communications services provider
Disclosure of subsidiaries [line items]
Capital				209
%Telefónica Group			100.00%
Acens Technologies, S.L. Holding, housing and telecommunications solutions Service provider
Disclosure of subsidiaries [line items]
Capital				23
%Telefónica Group			100.00%
Teleinformática y Comunicaciones, S.A.U. (Telyco) Promotion, marketing and distribution of telephone and telematic equipment and services
Disclosure of subsidiaries [line items]
Capital				8
%Telefónica Group			100.00%
Telefónica Soluciones de Informática y Com. de España S.A.U. Telecommunications systems, networks and infrastructure engineering
Disclosure of subsidiaries [line items]
Capital				2
%Telefónica Group			100.00%
Telefónica Soluciones de Outsourcing, S.A. Promotion and networks management
Disclosure of subsidiaries [line items]
Capital				1
%Telefónica Group			100.00%
Telefónica Servicios Integrales de Distribución S.A.U. Logistic service provider
Disclosure of subsidiaries [line items]
Capital				2
%Telefónica Group			100.00%
DTS Distribuidora de Televisión Digital, S.A. Broacasting satellite TV signal transmission and linkage services
Disclosure of subsidiaries [line items]
Capital				80
%Telefónica Group			100.00%
Telefónica de Contenidos, S.A.U. Organization and operation of multimedia service-related business
Disclosure of subsidiaries [line items]
Capital				226
%Telefónica Group			100.00%
Telefónica Servicios Audiovisuales, S.A.U. Provision of all type of audiovisual telecommunications services
Disclosure of subsidiaries [line items]
Capital				6
%Telefónica Group			100.00%
Telefónica Broadcast Services, S.L.U. DSNG-based transmission and operation services
Disclosure of subsidiaries [line items]
Capital				0
%Telefónica Group			100.00%
Telefónica Audiovisual Digital, S.L.U. Provision of all type of audiovisual telecommunications services
Disclosure of subsidiaries [line items]
Capital				46
%Telefónica Group			100.00%
Compañía Independiente de Televisión, S.L. Provision of all type of audiovisual telecommunications services
Disclosure of subsidiaries [line items]
Capital				1
%Telefónica Group			100.00%
Telefónica O2 Holding Ltd. Holding company
Disclosure of subsidiaries [line items]
Capital | £						£ 9
%Telefónica Group			100.00%
Telefónica O2 Holding Ltd. Holding company | Telefonica, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group			99.99%
Telefónica O2 Holding Ltd. Holding company | Telefonica Capital S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group			0.01%
MmO2 plc Holding company
Disclosure of subsidiaries [line items]
Capital | £						20
%Telefónica Group			100.00%
MmO2 plc Holding company | O2 Secretaries Ltd
Disclosure of subsidiaries [line items]
%Telefónica Group			0.01%
MmO2 plc Holding company | Telefonica Europe plc
Disclosure of subsidiaries [line items]
%Telefónica Group			99.99%
O2 Holdings Ltd Holding company
Disclosure of subsidiaries [line items]
Capital | £						12
%Telefónica Group			100.00%
Telefónica United Kingdom Ltd. Wireless communications
Disclosure of subsidiaries [line items]
Capital | £						£ 10
%Telefónica Group			100.00%
Giffgaff Ltd Wireless communications services provider
Disclosure of subsidiaries [line items]
Capital				0
%Telefónica Group			100.00%
O2 Networks Ltd. Holding company
Disclosure of subsidiaries [line items]
Capital				0
%Telefónica Group			100.00%
Cornerstone Telecomunications Network sharing
Disclosure of subsidiaries [line items]
Capital				0
%Telefónica Group			50.00%
Cornerstone Telecomunications Network sharing | O2 Networks
Disclosure of subsidiaries [line items]
%Telefónica Group			40.00%
Cornerstone Telecomunications Network sharing | O2 Cedar Ltd
Disclosure of subsidiaries [line items]
%Telefónica Group			10.00%
Telefónica Deutschland Holding A.G Holding company
Disclosure of subsidiaries [line items]
Capital				2,975
%Telefónica Group	63.20%	69.20%	69.22%
Telefónica Germany GmbH & Co. OHG Wireless communications services operator
Disclosure of subsidiaries [line items]
Capital				51
%Telefónica Group			69.22%
Telefónica Germany GmbH & Co. OHG Wireless communications services operator | Telefonica Deutschland Holding A.G.
Disclosure of subsidiaries [line items]
%Telefónica Group			69.21%
Telefónica Germany GmbH & Co. OHG Wireless communications services operator | T Germany Management GmbH
Disclosure of subsidiaries [line items]
%Telefónica Group			0.01%
E-Plus Services GmbH Wireless communications services operator
Disclosure of subsidiaries [line items]
Capital				0
%Telefónica Group			69.22%
Telefónica Germany Next GmbH Technological and consulting services in Big Data provider
Disclosure of subsidiaries [line items]
Capital				0
%Telefónica Group			69.22%
O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies
Disclosure of subsidiaries [line items]
Capital				0
%Telefónica Group			69.22%
Minodes GmbH Technological and consulting services in Big Data provider
Disclosure of subsidiaries [line items]
Capital				0
%Telefónica Group			69.22%
Telefônica Brasil, S.A. Wireline telephony operator
Disclosure of subsidiaries [line items]
Capital				63,571
%Telefónica Group			73.68%
Telefônica Brasil, S.A. Wireline telephony operator | Telefonica, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group			29.77%
Telefônica Brasil, S.A. Wireline telephony operator | Telefonica Latinoamerica Holding
Disclosure of subsidiaries [line items]
%Telefónica Group			24.18%
Telefônica Brasil, S.A. Wireline telephony operator | Sao Paulo Telecomunicacoes Participacoes Ltda
Disclosure of subsidiaries [line items]
%Telefónica Group			19.67%
Telefônica Brasil, S.A. Wireline telephony operator | Telefonica Chile
Disclosure of subsidiaries [line items]
%Telefónica Group			0.06%
Terra Networks Brasil, S.A. ISP and portal
Disclosure of subsidiaries [line items]
Capital				0
%Telefónica Group			73.68%
Telefónica Venezolana, C.A. Wireless communications operator
Disclosure of subsidiaries [line items]
Capital |								603,582
%Telefónica Group			100.00%
Telefónica Venezolana, C.A. Wireless communications operator | Telefonica, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group			0.08%
Telefónica Venezolana, C.A. Wireless communications operator | Latin American Cellular Holdings
Disclosure of subsidiaries [line items]
%Telefónica Group			97.36%
Telefónica Venezolana, C.A. Wireless communications operator | Comtel Comunicaciones Telefonica
Disclosure of subsidiaries [line items]
%Telefónica Group			2.56%
Colombia Telecomunicaciones, S.A. ESP Communications services operator
Disclosure of subsidiaries [line items]
Capital | $					$ 3,410
%Telefónica Group			67.50%
Colombia Telecomunicaciones, S.A. ESP Communications services operator | Telefonica, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group			7.90%
Colombia Telecomunicaciones, S.A. ESP Communications services operator | Telefonica Latinoamerica Holding
Disclosure of subsidiaries [line items]
%Telefónica Group			51.52%
Colombia Telecomunicaciones, S.A. ESP Communications services operator | Latin American Cellular Holdings
Disclosure of subsidiaries [line items]
%Telefónica Group			8.08%
Empresa de Telecomunicaciones de Bucaramanga S.A. E.S.P Communications services operator
Disclosure of subsidiaries [line items]
Capital | $					83,191
%Telefónica Group			67.49%
Empresa de Telecomunicaciones de Bucaramanga S.A. E.S.P Communications services operator | Colombia Telecomunicaciones, S.A, ESP
Disclosure of subsidiaries [line items]
%Telefónica Group			37.79%
Empresa de Telecomunicaciones de Bucaramanga S.A. E.S.P Communications services operator | Metropolitana de Telecomunicaciones S.A E.S.P Communications services operator
Disclosure of subsidiaries [line items]
%Telefónica Group			29.70%
Metropolitana de Telecomunicaciones S.A E.S.P Communications services operator
Disclosure of subsidiaries [line items]
Capital | $					50,212
%Telefónica Group			67.48%
Metropolitana de Telecomunicaciones S.A E.S.P Communications services operator | Colombia Telecomunicaciones, S.A, ESP
Disclosure of subsidiaries [line items]
%Telefónica Group			38.75%
Metropolitana de Telecomunicaciones S.A E.S.P Communications services operator | Empresa de Telecomunicaciones de Bucaramanga S.A. E.S.P Communications services operator
Disclosure of subsidiaries [line items]
%Telefónica Group			28.73%
Operaciones Tecnológicas y Comerciales S.A.S Communications services operator
Disclosure of subsidiaries [line items]
Capital | $					$ 2,330
%Telefónica Group			67.49%
Operaciones Tecnológicas y Comerciales S.A.S Communications services operator | Metropolitana de Telecomunicaciones S.A E.S.P Communications services operator
Disclosure of subsidiaries [line items]
%Telefónica Group			40.49%
Operaciones Tecnológicas y Comerciales S.A.S Communications services operator | Empresa de Telecomunicaciones de Bucaramanga S.A. E.S.P Communications services operator
Disclosure of subsidiaries [line items]
%Telefónica Group			27.00%
Telefónica Móviles México, S.A. de C.V. Holding Company
Disclosure of subsidiaries [line items]
Capital | $							$ 119,701
%Telefónica Group			100.00%
Telefonica Centroamerica Inversiones, S.L.
Disclosure of subsidiaries [line items]
Capital				1
%Telefónica Group			60.00%
Otecel, S.A. Wireless communications services provider
Disclosure of subsidiaries [line items]
Capital				183
%Telefónica Group			100.00%
Telefónica de Argentina, S.A. Telecommunications service provider
Disclosure of subsidiaries [line items]
Capital				36,263
%Telefónica Group			100.00%
Telefónica de Argentina, S.A. Telecommunications service provider | Telefonica, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group			1.27%
Telefónica de Argentina, S.A. Telecommunications service provider | Telefonica Latinoamerica Holding
Disclosure of subsidiaries [line items]
%Telefónica Group			14.61%
Telefónica de Argentina, S.A. Telecommunications service provider | Telefónica Móviles Argentina, S.A. Telecommunications service provider
Disclosure of subsidiaries [line items]
%Telefónica Group			83.45%
Telefónica de Argentina, S.A. Telecommunications service provider | Telefonica International Holding
Disclosure of subsidiaries [line items]
%Telefónica Group			0.67%
Telefónica Móviles Argentina, S.A. Telecommunications service provider
Disclosure of subsidiaries [line items]
Capital				6,795
%Telefónica Group			100.00%
Telefónica Móviles Argentina, S.A. Telecommunications service provider | Telefonica, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group			73.20%
Telefónica Móviles Argentina, S.A. Telecommunications service provider | Telefonica Latinoamerica Holding
Disclosure of subsidiaries [line items]
%Telefónica Group			25.28%
Telefónica Móviles Argentina, S.A. Telecommunications service provider | Telefonica International Holding
Disclosure of subsidiaries [line items]
%Telefónica Group			1.52%
Telefónica Móviles Chile, S.A. Wireless communications services operator
Disclosure of subsidiaries [line items]
Capital				1,329,872
%Telefónica Group			100.00%
Telefónica Móviles Chile, S.A. Wireless communications services operator | Telefonica, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group			1.07%
Telefónica Móviles Chile, S.A. Wireless communications services operator | Inversiones Telefonica Internacional Holding, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group			98.93%
Telefónica Chile, S.A. Local and international long distance telephony services provider
Disclosure of subsidiaries [line items]
Capital				569,773
%Telefónica Group			99.14%
Telefónica del Perú, S.A.A. Local, domestic and international long distance telephone service provider
Disclosure of subsidiaries [line items]
Capital				2,954
%Telefónica Group			98.57%
Telefónica del Perú, S.A.A. Local, domestic and international long distance telephone service provider | Telefonica Latinoamerica Holding
Disclosure of subsidiaries [line items]
%Telefónica Group			50.22%
Telefónica del Perú, S.A.A. Local, domestic and international long distance telephone service provider | Latin American Cellular Holdings
Disclosure of subsidiaries [line items]
%Telefónica Group			48.35%
Telefónica Móviles del Uruguay, S.A. Wireless communications and services operator
Disclosure of subsidiaries [line items]
Capital				1,107
%Telefónica Group			100.00%
O2 International Holdings Ltd. Holding company
Disclosure of subsidiaries [line items]
Capital				0
%Telefónica Group			100.00%
O2 (Netherlands ) Holdings BV. Holding company
Disclosure of subsidiaries [line items]
Capital				0
%Telefónica Group			100.00%
Telefónica Germany Holdings Ltd. Holding company
Disclosure of subsidiaries [line items]
Capital				0
%Telefónica Group			100.00%
O2 (Europe) Ltd. Holding company
Disclosure of subsidiaries [line items]
Capital				1,239
%Telefónica Group			100.00%
Telefonica International Holding
Disclosure of subsidiaries [line items]
Capital				0
%Telefónica Group			100.00%
Telefonica Latinoamerica Holding
Disclosure of subsidiaries [line items]
Capital				237
%Telefónica Group			100.00%
Sao Paulo Telecomunicacoes Participacoes Ltda
Disclosure of subsidiaries [line items]
Capital				14,804
%Telefónica Group			100.00%
Sao Paulo Telecomunicacoes Participacoes Ltda | Telefonica, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group			39.40%
Sao Paulo Telecomunicacoes Participacoes Ltda | Telefonica Latinoamerica Holding
Disclosure of subsidiaries [line items]
%Telefónica Group			60.60%
Pontel Participaciones, S.L. Holding company
Disclosure of subsidiaries [line items]
Capital				0
%Telefónica Group			83.35%
Telxius Telecom, S.A.
Disclosure of subsidiaries [line items]
Capital				250
%Telefónica Group			50.01%
Inmosites, S.A.U. Purchase and rental of real estate related to the telecommunications infrastructure business
Disclosure of subsidiaries [line items]
Capital				7
%Telefónica Group			50.01%
Telxius Cable América, S.A. Provision of high bandwidth communications services
Disclosure of subsidiaries [line items]
Capital				507
%Telefónica Group			50.01%
Telxius Cable España, S.L.U. Establishment and operation of any kind of communications infrastructure and/or network
Disclosure of subsidiaries [line items]
Capital				5
%Telefónica Group			50.01%
Telxius Cable República Dominicana, S.A.S. Telecommunications service provider
Disclosure of subsidiaries [line items]
Capital				3
%Telefónica Group			50.01%
Telxius Cable República Dominicana, S.A.S. Telecommunications service provider | Telxius Cable América, S.A. Provision of high bandwidth communications services
Disclosure of subsidiaries [line items]
%Telefónica Group			49.51%
Telxius Cable República Dominicana, S.A.S. Telecommunications service provider | Telxius Cable España, S.L.U. Establishment and operation of any kind of communications infrastructure and/or network
Disclosure of subsidiaries [line items]
%Telefónica Group			0.50%
Telxius Cable Argentina, S.A. Operation and deployment of telecommunications infraestructure
Disclosure of subsidiaries [line items]
Capital				78
%Telefónica Group			50.01%
Telxius Cable Argentina, S.A. Operation and deployment of telecommunications infraestructure | Telxius Cable América, S.A. Provision of high bandwidth communications services
Disclosure of subsidiaries [line items]
%Telefónica Group			49.98%
Telxius Cable Argentina, S.A. Operation and deployment of telecommunications infraestructure | Telxius Cable España, S.L.U. Establishment and operation of any kind of communications infrastructure and/or network
Disclosure of subsidiaries [line items]
%Telefónica Group			0.03%
Telxius Cable Panamá, S.A. Installation and operation of telecommunications networks for wholesalers
Disclosure of subsidiaries [line items]
Capital				17
%Telefónica Group			50.01%
Telxius Cable Puerto Rico, Inc. High capacity optical fibre network communications services
Disclosure of subsidiaries [line items]
Capital				24
%Telefónica Group			50.01%
Telxius Cable USA, Inc. High bandwidth communications services
Disclosure of subsidiaries [line items]
Capital				58
%Telefónica Group			50.01%
Telxius Cable Ecuador, S.A. Sale of usage of data transmission capacity via an underwater optical fibre network
Disclosure of subsidiaries [line items]
Capital				5
%Telefónica Group			50.01%
Telxius Cable Ecuador, S.A. Sale of usage of data transmission capacity via an underwater optical fibre network | Telxius Cable América, S.A. Provision of high bandwidth communications services
Disclosure of subsidiaries [line items]
%Telefónica Group			50.00%
Telxius Cable Ecuador, S.A. Sale of usage of data transmission capacity via an underwater optical fibre network | Telxius Cable Perú, S.A.C. Involvement in the operation and deployment of international telecommunications services via underwater cables and others means
Disclosure of subsidiaries [line items]
%Telefónica Group			0.01%
Telxius Cable Chile, S.A. Involvement in businesses related to public or private telecommunications services
Disclosure of subsidiaries [line items]
Capital				37
%Telefónica Group			50.01%
Telxius Cable Guatemala, S.A. Installation and operation of telecommunications networks for wholesalers
Disclosure of subsidiaries [line items]
Capital				24
%Telefónica Group			50.01%
Telxius Cable Perú, S.A.C. Involvement in the operation and deployment of international telecommunications services via underwater cables and others means
Disclosure of subsidiaries [line items]
Capital				20
%Telefónica Group			50.01%
Telxius Cable Colombia, S.A. Supply of data transmission capacity via underwater cable system
Disclosure of subsidiaries [line items]
Capital				4
%Telefónica Group			50.01%
Telxius Cable Colombia, S.A. Supply of data transmission capacity via underwater cable system | Telxius Cable América, S.A. Provision of high bandwidth communications services
Disclosure of subsidiaries [line items]
%Telefónica Group			47.50%
Telxius Cable Colombia, S.A. Supply of data transmission capacity via underwater cable system | Telxius Cable Perú, S.A.C. Involvement in the operation and deployment of international telecommunications services via underwater cables and others means
Disclosure of subsidiaries [line items]
%Telefónica Group			0.84%
Telxius Cable Colombia, S.A. Supply of data transmission capacity via underwater cable system | Telxius Cable Chile, S.A. Involvement in businesses related to public or private telecommunications services
Disclosure of subsidiaries [line items]
%Telefónica Group			0.83%
Telxius Cable Colombia, S.A. Supply of data transmission capacity via underwater cable system | Telxius Cable Guatemala, S.A. Installation and operation of telecommunications networks for wholesalers
Disclosure of subsidiaries [line items]
%Telefónica Group			0.83%
Telxius Cable Colombia, S.A. Supply of data transmission capacity via underwater cable system | Telxius Cable Argentina, S.A. Operation and deployment of telecommunications infraestructure
Disclosure of subsidiaries [line items]
%Telefónica Group			0.01%
Telxius Cable Brasil Participaçoes, Ltda. Holding company
Disclosure of subsidiaries [line items]
Capital				62
%Telefónica Group			50.01%
Telxius Cable Brasil, Ltda. Operation and deployment of telecommunications infrastructure
Disclosure of subsidiaries [line items]
Capital				74
%Telefónica Group			50.01%
Telxius Cable Bolivia, S.A. Establishment and operation of any kind of communications infrastructure and/or network
Disclosure of subsidiaries [line items]
Capital				5
%Telefónica Group			50.01%
Telxius Cable Bolivia, S.A. Establishment and operation of any kind of communications infrastructure and/or network | Telxius Cable América, S.A. Provision of high bandwidth communications services
Disclosure of subsidiaries [line items]
%Telefónica Group			49.01%
Telxius Cable Bolivia, S.A. Establishment and operation of any kind of communications infrastructure and/or network | Telxius Cable España, S.L.U. Establishment and operation of any kind of communications infrastructure and/or network
Disclosure of subsidiaries [line items]
%Telefónica Group			0.50%
Telxius Cable Bolivia, S.A. Establishment and operation of any kind of communications infrastructure and/or network | Telxius Cable Argentina, S.A. Operation and deployment of telecommunications infraestructure
Disclosure of subsidiaries [line items]
%Telefónica Group			0.50%
Telxius Torres Latam, S.L.U. Establishment and operation of any kind of communications infrastructure and/or network
Disclosure of subsidiaries [line items]
Capital				8
%Telefónica Group			50.01%
Telxius Torres España, S.L.U. Establishment and operation of any kind of communications infrastructure and/or network
Disclosure of subsidiaries [line items]
Capital				10
%Telefónica Group			50.01%
Telxius Towers Germany, Gmbh. Telecommunications service provider
Disclosure of subsidiaries [line items]
Capital				0
%Telefónica Group			50.01%
Telxius Torres Perú S.A.C. Telecommunications service provider
Disclosure of subsidiaries [line items]
Capital				104
%Telefónica Group			50.01%
Telxius Torres Chile Holding, S.A. Holding company
Disclosure of subsidiaries [line items]
Capital				8
%Telefónica Group			50.01%
Telxius Torres Chile Holding, S.A. Holding company | Telxius Torres Latam, S.L.U. Establishment and operation of any kind of communications infrastructure and/or network
Disclosure of subsidiaries [line items]
%Telefónica Group			50.00%
Telxius Torres Chile Holding, S.A. Holding company | Telxius Torres España, S.L.U. Establishment and operation of any kind of communications infrastructure and/or network
Disclosure of subsidiaries [line items]
%Telefónica Group			0.01%
Telxius Torres Chile, S.A. Telecommunications service provider
Disclosure of subsidiaries [line items]
Capital				23,594
%Telefónica Group			50.01%
Telxius Torres Brasil, Ltda. Establishment and operation of any kind of communications infrastructure and/or network
Disclosure of subsidiaries [line items]
Capital				764
%Telefónica Group			50.01%
Telxius Torres Argentina, S.A. Establishment and operation of any kind of communications infrastructure and/or network
Disclosure of subsidiaries [line items]
Capital				1,549
%Telefónica Group			50.01%
Telxius Torres Argentina, S.A. Establishment and operation of any kind of communications infrastructure and/or network | Telxius Torres Latam, S.L.U. Establishment and operation of any kind of communications infrastructure and/or network
Disclosure of subsidiaries [line items]
%Telefónica Group			47.51%
Telxius Torres Argentina, S.A. Establishment and operation of any kind of communications infrastructure and/or network | Telxius Telecom, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group			2.50%
Latin American Cellular Holdings
Disclosure of subsidiaries [line items]
Capital				0
%Telefónica Group			100.00%
Telefónica International Wholesale Services II, S.L. International services provider
Disclosure of subsidiaries [line items]
Capital				1
%Telefónica Group			100.00%
Telefónica USA, Inc. Telecommunications services provider
Disclosure of subsidiaries [line items]
Capital				202
%Telefónica Group			100.00%
Telefónica International Wholesale Services México, S.A. Telecommunications research activities and proyects
Disclosure of subsidiaries [line items]
Capital				31
%Telefónica Group			100.00%
Telefónica Digital España, S.L. Developer Telco Services Holding Company
Disclosure of subsidiaries [line items]
Capital				26
%Telefónica Group			100.00%
Telefónica Open Future , S.L Developer Telco Services
Disclosure of subsidiaries [line items]
Capital				4
%Telefónica Group			100.00%
Telefónica Digital Ltd. Developer Telco Services
Disclosure of subsidiaries [line items]
Capital				58
%Telefónica Group			100.00%
Wayra Investigación y Desarrollo S.L. Talent identification and development in ICT.
Disclosure of subsidiaries [line items]
Capital				2
%Telefónica Group			100.00%
Wayra Chile Tecnología e Innovación Limitada Technological innovation based business project development
Disclosure of subsidiaries [line items]
Capital				29,899
%Telefónica Group			100.00%
Wayra Brasil Aceleradora de Projetos Ltda. Technological innovation based business project development
Disclosure of subsidiaries [line items]
Capital				49
%Telefónica Group			100.00%
WY Telecom, S.A. de C.V. Talent identification and development in ICT
Disclosure of subsidiaries [line items]
Capital				173
%Telefónica Group			100.00%
Wayra Argentina, S.A. Talent identification and development in ICT
Disclosure of subsidiaries [line items]
Capital				282
%Telefónica Group			100.00%
Wayra Argentina, S.A. Talent identification and development in ICT | Telefonica Latinoamerica Holding
Disclosure of subsidiaries [line items]
%Telefónica Group			5.00%
Wayra Argentina, S.A. Talent identification and development in ICT | Wayra Investigación y Desarrollo S.L. Talent identification and development in ICT.
Disclosure of subsidiaries [line items]
%Telefónica Group			95.00%
Wayra Colombia, S.A.S. Technological innovation based business project development
Disclosure of subsidiaries [line items]
Capital				2,088
%Telefónica Group			100.00%
Proyecto Wayra, C.A. Commercial, industrial and mercantile activities
Disclosure of subsidiaries [line items]
Capital				5,138
%Telefónica Group			100.00%
Wayra Perú Aceleradora de Proyectos, S.A.C. Technological innovation based business project development
Disclosure of subsidiaries [line items]
Capital				27
%Telefónica Group			100.00%
Wayra UK Ltd. Technological innovation based business project development
Disclosure of subsidiaries [line items]
Capital				0
%Telefónica Group			100.00%
Terra Networks Perú, S.A. ISP and portal
Disclosure of subsidiaries [line items]
Capital				10
%Telefónica Group			100.00%
Terra Networks Argentina, S.A. ISP and portal
Disclosure of subsidiaries [line items]
Capital				11
%Telefónica Group			100.00%
Terra Networks Argentina, S.A. ISP and portal | Telefonica Latinoamerica Holding
Disclosure of subsidiaries [line items]
%Telefónica Group			99.99%
Terra Networks Argentina, S.A. ISP and portal | Telefonica International Holding
Disclosure of subsidiaries [line items]
%Telefónica Group			0.01%
Terra Networks México, S.A. de C.V. ISP, portal and real-time financial information services
Disclosure of subsidiaries [line items]
Capital				305
%Telefónica Group			100.00%
Telfisa Global, B.V. Integrated cash management, consulting and financial support for Group companies
Disclosure of subsidiaries [line items]
Capital				0
%Telefónica Group			100.00%
Telefónica Global Activities Holding, B.V. Holding Company
Disclosure of subsidiaries [line items]
Capital				0
%Telefónica Group			100.00%
Telefónica Global Services, GmbH Purchasing services
Disclosure of subsidiaries [line items]
Capital				0
%Telefónica Group			100.00%
Telefónica Global Roaming, GmbH Optimization of network traffic
Disclosure of subsidiaries [line items]
Capital				0
%Telefónica Group			100.00%
Group 3G UMTS Holding GmbH Holding Company
Disclosure of subsidiaries [line items]
Capital				250
%Telefónica Group			100.00%
Telefónica Compras Electrónicas, S.L. Development and provision of information Society services
Disclosure of subsidiaries [line items]
Capital				0
%Telefónica Group			100.00%
Telefónica On The Spot Services, S.A.U. Provision of telemarketing services
Disclosure of subsidiaries [line items]
Capital				1
%Telefónica Group			100.00%
Telefónica Educación Digital, S.L. Vertical e-learning portal
Disclosure of subsidiaries [line items]
Capital				1
%Telefónica Group			100.00%
Telfin Ireland Ltd. Intragroup financing
Disclosure of subsidiaries [line items]
Capital				0
%Telefónica Group			100.00%
Telefónica Ingeniería de Seguridad, S.A.U. Security services and systems
Disclosure of subsidiaries [line items]
Capital				13
%Telefónica Group			100.00%
Telefônica Infraestructura e Segurança Brasil Ltda. Security services and systems
Disclosure of subsidiaries [line items]
Capital				0
%Telefónica Group			100.00%
Telefónica Capital, S.A.U. Finance company
Disclosure of subsidiaries [line items]
Capital				7
%Telefónica Group			100.00%
Lotca Servicios Integrales, S.L. Aircraft ownership and operation
Disclosure of subsidiaries [line items]
Capital				17
%Telefónica Group			100.00%
Fonditel Pensiones, Entidad Gestora de Fondos de Pensiones, S.A Administration of pension funds
Disclosure of subsidiaries [line items]
Capital				16
%Telefónica Group			70.00%
Fonditel Gestión, Soc. Gestora de Instituciones de Inversión Colectiva, S.A. Administration and representation of collective investment schemes
Disclosure of subsidiaries [line items]
Capital				2
%Telefónica Group			100.00%
Telefónica Investigación y Desarrollo, S.A.U. Telecommunications research activities and projects
Disclosure of subsidiaries [line items]
Capital				7
%Telefónica Group			100.00%
Media Networks Latin America, S.A.C Telecommunications research activities and proyects
Disclosure of subsidiaries [line items]
Capital				91
%Telefónica Group			100.00%
Telefónica Luxembourg Holding, S.à.r.L. Holding company
Disclosure of subsidiaries [line items]
Capital				3
%Telefónica Group			100.00%
Casiopea Reaseguradora, S.A. Reinsurance
Disclosure of subsidiaries [line items]
Capital				4
%Telefónica Group			100.00%
Nova Casiopea RE S.A. Reinsurance
Disclosure of subsidiaries [line items]
Capital				15
%Telefónica Group			100.00%
Telefónica Insurance, S.A. Direct insurance transactions
Disclosure of subsidiaries [line items]
Capital				23
%Telefónica Group			100.00%
Telefonica Finanzas
Disclosure of subsidiaries [line items]
Capital				3
%Telefónica Group			100.00%
Pléyade Peninsular, Correduría de Seguros y Reaseguros del Grupo Telefónica, S.A. Distribution, promotion or preparation of insurance contracts
Disclosure of subsidiaries [line items]
Capital				0
%Telefónica Group			100.00%
Pléyade Peninsular, Correduría de Seguros y Reaseguros del Grupo Telefónica, S.A. Distribution, promotion or preparation of insurance contracts | Telefonica, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group			16.67%
Pléyade Peninsular, Correduría de Seguros y Reaseguros del Grupo Telefónica, S.A. Distribution, promotion or preparation of insurance contracts | Telefonica Finanzas
Disclosure of subsidiaries [line items]
%Telefónica Group			83.33%
Fisatel Mexico, S.A. de C.V. Integrated cash mangement, consulting and financial support for Group companies
Disclosure of subsidiaries [line items]
Capital				3,505
%Telefónica Group			100.00%
Telefónica Europe, B.V. Fund raising in capital markets
Disclosure of subsidiaries [line items]
Capital				0
%Telefónica Group			100.00%
Telefónica Participaciones, S.A.U. Financial debt instrument issuer
Disclosure of subsidiaries [line items]
Capital				0
%Telefónica Group			100.00%
Telefónica Emisiones, S.A.U. Financial debt instrument issuer
Disclosure of subsidiaries [line items]
Capital				0
%Telefónica Group			100.00%
Telefónica Global Technology, S.A.U. Global management and operation of IT systems
Disclosure of subsidiaries [line items]
Capital				16
%Telefónica Group			100.00%
Aliança Atlântica Holding B.V. Holding company
Disclosure of subsidiaries [line items]
Capital				150
%Telefónica Group			100.00%
Aliança Atlântica Holding B.V. Holding company | Telefonica, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group			50.00%
Aliança Atlântica Holding B.V. Holding company | Telefonica Brasil S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group			50.00%
Telefónica Serviços Empresariais do BRASIL, Ltda. Management and administrative services rendered
Disclosure of subsidiaries [line items]
Capital				48
%Telefónica Group			99.99%
Telefónica Gestión Integral de Edificios y Servicios S.L. Management and administrative services rendered
Disclosure of subsidiaries [line items]
Capital				0
%Telefónica Group			100.00%
Tempotel, Empresa de Trabajo Temporal, S.A. Temporary employment agency
Disclosure of subsidiaries [line items]
Capital				0
%Telefónica Group			100.00%
O2 Worldwide Limited Wireless telecommunications activities
Disclosure of subsidiaries [line items]
Capital				0
%Telefónica Group			100.00%
Telefónica Innovación Alpha, S.L. Electronic communications and audiovisual services provider
Disclosure of subsidiaries [line items]
Capital				1
%Telefónica Group			100.00%
Telefónica Servicios Globales, S.L.U. Holding Company
Disclosure of subsidiaries [line items]
Capital				1
%Telefónica Group			100.00%
Telefonica Holding Atticus, B.V.
Disclosure of subsidiaries [line items]
Capital				0
%Telefónica Group			100.00%
Telefónica Soluciones de Criptografía, S.A. Engineering, research and development
Disclosure of subsidiaries [line items]
Capital				0
%Telefónica Group			100.00%
Telefónica Chile Holdings, S.L. Holding Company
Disclosure of subsidiaries [line items]
Capital				0
%Telefónica Group			100.00%
Telefónica Móviles El Salvador, S.A. de C.V. Provision of wireless and international long distance communications services
Disclosure of subsidiaries [line items]
Capital				42
%Telefónica Group			59.58%
Telefónica Móviles El Salvador, S.A. de C.V. Provision of wireless and international long distance communications services | Telefonica Centroamerica Inversiones, S.L.
Disclosure of subsidiaries [line items]
%Telefónica Group			59.46%
Telefónica Móviles El Salvador, S.A. de C.V. Provision of wireless and international long distance communications services | Telefonica Multiservicios S.A. de C.V.
Disclosure of subsidiaries [line items]
%Telefónica Group			0.12%
Telefónica de Costa Rica TC, S.A. Wireless communications
Disclosure of subsidiaries [line items]
Capital | $			$ 199,892
%Telefónica Group			100.00%
Telefonica Factoring Espana, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group			50.00%
Investments accounted for by the equity method				5
Telefónica Factoring Do Brasil, Ltd. Factoring services provider
Disclosure of subsidiaries [line items]
%Telefónica Group			50.00%
Investments accounted for by the equity method				5
Telefónica Factoring Do Brasil, Ltd. Factoring services provider | Telefonica, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group			40.00%
Telefónica Factoring Do Brasil, Ltd. Factoring services provider | Telefonica Factoring Espana
Disclosure of subsidiaries [line items]
%Telefónica Group			10.00%
Telefónica Factoring Mexico, S.A. de C.V. SOFOM ENR Factoring services provider
Disclosure of subsidiaries [line items]
%Telefónica Group			50.00%
Investments accounted for by the equity method				34
Telefónica Factoring Mexico, S.A. de C.V. SOFOM ENR Factoring services provider | Telefonica, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group			40.50%
Telefónica Factoring Mexico, S.A. de C.V. SOFOM ENR Factoring services provider | Telefonica Factoring Espana
Disclosure of subsidiaries [line items]
%Telefónica Group			9.50%
Telefónica Factoring Perú, S.A.C. Factoring services provider
Disclosure of subsidiaries [line items]
%Telefónica Group			50.00%
Investments accounted for by the equity method				6
Telefónica Factoring Perú, S.A.C. Factoring services provider | Telefonica, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group			40.50%
Telefónica Factoring Perú, S.A.C. Factoring services provider | Telefonica Factoring Espana
Disclosure of subsidiaries [line items]
%Telefónica Group			9.50%
Telefónica Factoring Colombia, S.A. Factoring services provider
Disclosure of subsidiaries [line items]
%Telefónica Group			50.00%
Investments accounted for by the equity method				4,000
Telefónica Factoring Colombia, S.A. Factoring services provider | Telefonica, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group			40.50%
Telefónica Factoring Colombia, S.A. Factoring services provider | Telefonica Factoring Espana
Disclosure of subsidiaries [line items]
%Telefónica Group			9.50%
Mobile Financial Services Holding SPRL Financial services
Disclosure of subsidiaries [line items]
%Telefónica Group			50.00%
Investments accounted for by the equity method				197
Mobile Financial Services Holding SPRL Financial services | Telefonica International Holding
Disclosure of subsidiaries [line items]
%Telefónica Group			26.28%
Mobile Financial Services Holding SPRL Financial services | Telefonica Holding Atticus, B.V.
Disclosure of subsidiaries [line items]
%Telefónica Group			23.72%
Telefónica Consumer Finance, Establecimiento Financiero de Crédito, S.A. Specialised credit institution
Disclosure of subsidiaries [line items]
%Telefónica Group			50.00%
Investments accounted for by the equity method				5
Tesco Mobile Ltd. Wireless telephony services
Disclosure of subsidiaries [line items]
%Telefónica Group			50.00%
Investments accounted for by the equity method				0
The Smart Steps Data Technology Company Big data services in China
Disclosure of subsidiaries [line items]
%Telefónica Group			37.50%
Investments accounted for by the equity method				0
Internet para todos S.A.C Telecommunications service provider
Disclosure of subsidiaries [line items]
%Telefónica Group			37.00%
Investments accounted for by the equity method				€ 0